Commitments And Contingencies (Schedule Of Lease Information) (Details) - USD ($) $ in Millions	Mar. 31, 2020	Dec. 31, 2019
Commitments And Contingencies [Abstract]
Operating lease ROU and other assets		$ 92
Operating and other current liabilities		26
Employee benefit, operating lease and other obligations		66
Total operating lease liabilities	$ 121	$ 92
Weighted-average remaining lease term (in years)		4 years
Weighted-average discount rate		3.30%